INTANGIBLES AND GOODWILL (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Balance, beginning	$ 4,609,837	$ 7,366,442
Amortization	(332,720)	(1,649,070)
Effect of foreign exchange	119		$ (698)
Effect of foreign exchange	3,919	(406,112)
Impairment		(701,423)
Balance, ending	4,281,036	4,609,837
Brand Names [Member]
Statement [Line Items]
Balance, beginning	3,662,102	5,366,122
Amortization	(262,370)	(1,177,859)
Effect of foreign exchange	3,112	(296,756)
Impairment		(229,405)
Balance, ending	3,402,844	3,662,102
Customer Relationships [Member]
Statement [Line Items]
Balance, beginning	947,735	2,000,320
Amortization	(70,350)	(471,211)
Effect of foreign exchange	807	(109,356)
Impairment		(472,018)
Balance, ending	$ 878,192	$ 947,735